Impairment testing (Details 1) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Pre-tax discount rate	19.70%	24.70%
Cash-generating units [Member]
Statement Line Items [Line Items]
Pre-tax discount rate	17.90%	18.10%
Cumulative probability of success of projects	81.00%
Cash-generating units [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Pre-tax discount rate			17.70%
Cumulative probability of success of projects		46.00%	46.00%
Cash-generating units [Member] | Top of range [Member]
Statement Line Items [Line Items]
Pre-tax discount rate			19.50%
Cumulative probability of success of projects		81.00%	69.00%